Average Annual Total Returns	12 Months Ended										60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025
Manor Fund
Prospectus [Line Items]
Average Annual Return, Percent	20.67%										13.78%	10.78%
Manor Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.11%										12.35%	9.51%
Manor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.44%										10.70%	8.43%
Manor Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%										14.42%	14.82%
Manor Fund | Manor Fund
Prospectus [Line Items]
Average Annual Return, Percent	20.67%	20.06%	13.77%	(10.69%)	29.50%	5.95%	31.63%	(19.55%)	21.67%	6.97%
Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	15.45%										13.27%	14.21%
Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.96%										11.82%	12.83%
Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.36%										10.34%	11.53%
Growth Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%										14.42%	14.82%
Growth Fund | Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	15.45%	24.46%	22.77%	(17.37%)	27.90%	26.65%	30.76%	(6.49%)	25.17%	4.49%
Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	6.08%										(0.08%)	0.88%
Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.28%										(0.56%)	0.50%
Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.60%										(0.27%)	0.51%
Bond Fund | Bloomberg Intermediate-term Treasury Index
Prospectus [Line Items]
Average Annual Return, Percent	6.51%										0.61%	1.75%
Bond Fund | Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	6.08%	0.96%	4.16%	(8.01%)	(2.94%)	5.89%	4.23%	0.66%	(0.11%)	(1.26%)